UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4428
Dreyfus U.S. Treasury Intermediate Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
March 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--2.3%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	4,890,861	4,886,681
U.S. Government Agencies--9.1%
Federal Farm Credit Bank,
Bonds	4.70	12/10/14	300,000	318,412
Federal Farm Credit Bank,
Bonds	4.85	10/25/12	300,000	321,245
Federal Farm Credit Bank,
Bonds	5.35	6/16/14	285,000	313,096
Federal Home Loan Banks,
Bonds, Ser. 1	5.13	5/15/09	6,750,000	6,774,023
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	200,000	202,773
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	400,000	432,229
Federal National Mortgage
Association, Notes	5.80	2/9/26	3,400,000	3,593,147
Federal National Mortgage
Association, Notes	6.00	5/15/11	5,000,000	5,470,290
Federal National Mortgage
Association, Notes	7.13	6/15/10	250,000	275,584
Small Business Administration,
Gov't Gtd. Notes, Ser. 10-A	6.64	2/1/11	43,666	45,344
Student Loan Marketing
Association, Notes	7.35	8/1/10	100,000	111,237
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	500,000	532,794
Tennessee Valley Authority,
Bonds, Ser. G	5.38	11/13/08	200,000	203,557
Tennessee Valley Authority,
Bonds	7.13	5/1/30	350,000	458,417
				19,052,148
U.S. Government Agencies/Mortgage-Backed--1.1%
Federal Home Loan Mortgage Corp.;
7.50%, 11/1/29			10,108	10,958
Federal National Mortgage Association:
6.50%, 10/1/31			16,867	17,603
7.00%, 3/1/12			26,572	27,934
Government National Mortgage Association I:
6.00%, 1/15/33			92,900	96,231
6.50%, 5/15/26			52,256	54,746
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			590,530	593,084
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			441,634	443,058
Ser. 2006-9, Cl. A, 4.20%,
8/16/26			1,092,575	1,101,713
				2,345,327
U.S. Treasury Bonds--6.5%
8.75%, 5/15/17			8,650,000	12,190,419
10.63%, 8/15/15			975,000	1,466,309
				13,656,728
U.S. Treasury Notes--75.8%
3.50%, 12/15/09			29,700,000 a	30,660,617

3.63%, 12/31/12	10,000,000 a	10,539,850
3.88%, 5/15/09	5,500,000 a	5,643,088
4.50%, 2/28/11	19,119,000 a	20,608,198
4.50%, 4/30/12	27,750,000 a	30,158,617
4.50%, 5/15/17	500,000	543,516
4.63%, 7/31/12	16,960,000 a	18,544,708
4.88%, 7/31/11	6,541,000 a	7,159,334
4.88%, 6/30/12	5,360,000 a	5,908,146
5.75%, 8/15/10	26,620,000	29,171,793
		158,937,867
Total Bonds and Notes
(cost $192,650,823)		198,878,751

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January
2009@ 2.50
(cost $36,801)	19,100,000	29,043

	Principal
Short-Term Investments--4.1%	Amount ($)	Value ($)

U.S. Government Agencies--3.8%
Federal Home Loan Bank,
2.18%, 6/5/08	8,150,000	8,117,921
U.S. Treasury Bills--.3%
1.32%, 5/15/08	556,000 b	555,150
Total Short-Term Investments
(cost $8,673,024)		8,673,071

Other Investment--1.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,604,000)	3,604,000 [c]	3,604,000

Investment of Cash Collateral for
Securities Loaned--31.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $65,755,292)	65,755,292 [c]	65,755,292

Total Investments (cost $270,719,940)	132.0%	276,940,157
Liabilities, Less Cash and Receivables	(32.0%)	(67,163,536)
Net Assets	100.0%	209,776,621

a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $63,892,802 and the total market value of the collateral held by the fund is $65,755,292.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $270,719,940. Net unrealized appreciation on investments was $6,220,217 of which $6,232,155 related to appreciated investment securities and
$11,938 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES March 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	204	43,789,875	June 2008	58,500
U.S. Treasury 5 Year Notes	152	17,363,625	June 2008	116,493
Financial Futures Short
U.S. Treasury 10 Year Notes	26	(3,092,781)	June 2008	(46,719)
				128,274

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	69,359,292	128,274

Level 2 - Other Significant Observable Inputs	207,580,865	0

Level 3 - Significant Unobservable Inputs	0	0

Total	276,940,157	128,274

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)